Equity and Debt Investments - Equity Method Investments Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 29, 2019
Schedule of Equity Method Investments [Line Items]
Other gain (loss), net		$ (49,069,000)	$ 75,256,000		$ 51,706,000	$ (25,814,000)	$ 18,416,000
Equity method investments(1)		2,412,268,000			2,276,673,000	1,524,214,000
Equity method investment, fair value					142,130,000	399,501,000
Colony Credit
Schedule of Equity Method Investments [Line Items]
Equity method investments(1)		1,027,345,000			1,037,754,000	0
Equity method investment, fair value		750,700,000
Equity method investment, difference between fair value and carrying value		276,700,000
ADC investments
Schedule of Equity Method Investments [Line Items]
Equity method investments(1)		502,023,000			481,477,000	$ 331,268,000
Lending commitments		31,300,000			47,800,000
Company Sponsored Funds
Schedule of Equity Method Investments [Line Items]
Unfunded lending commitment		$ 270,800,000			$ 288,300,000
Colony Credit
Schedule of Equity Method Investments [Line Items]
Net asset value per share (in dollars per share)		$ 21.43			$ 21.65
Class A Common Stock | Common Stock | Colony Credit
Schedule of Equity Method Investments [Line Items]
Share price (in dollars per share)					$ 15.79			$ 15.66
Investment ventures
Schedule of Equity Method Investments [Line Items]
Adjustments for any impairment or observable price changes		$ 0			$ 0
Investment ventures | Nonrecurring
Schedule of Equity Method Investments [Line Items]
Adjustments for any impairment or observable price changes		$ 2,600,000	$ 0		$ 61,200,000
Equity Method Investment | Colony Credit
Schedule of Equity Method Investments [Line Items]
Other gain (loss), net	$ 9,900,000			$ 9,900,000
Albertsons/Safeway
Schedule of Equity Method Investments [Line Items]
Ownership percentage by co-investment partner		50.00%			50.00%
Minimum | Class A Common Stock | Common Stock | Colony Credit
Schedule of Equity Method Investments [Line Items]
Share price (in dollars per share)					$ 15.56			15.32
Maximum | Class A Common Stock | Common Stock | Colony Credit
Schedule of Equity Method Investments [Line Items]
Share price (in dollars per share)					$ 23.23			$ 23.23